RELATED-PARTY TRANSACTIONS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
Related party transaction, amounts	$ 15,200
Related party transaction, amount	$ 89,491
Monster Creative LLC [Member] | Officer [Member]
Interest rate		5.00%	5.00%	5.00%	5.00%